Property, equipment and software	12 Months Ended
Dec. 31, 2020
Property, equipment and software
Property, equipment and software

7.    Property, equipment and software

	As of December 31,
	2019	2020
	RMB	RMB
Buildings	2,594	2,594
Leasehold improvements	45,008	46,259
Furniture and office equipment	21,642	22,250
Motor vehicles	2,825	3,672
Software	4,096	4,341
Construction in progress	—	6,227
Total Property, equipment and software	76,165	85,343
Less: Accumulated depreciation and amortization	(67,867)	(70,850)
Total Property, equipment and software, net	8,298	14,493

Depreciation and amortization expenses were RMB14,254, RMB4,842 and RMB3,389 for the years ended December 31, 2018, 2019 and 2020, respectively